Note 4 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Income Statement [Member]
Note 4 - Discontinued Operations (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	2014	2013	2012

Revenues
Field Asset Services	$-	$58,063	$163,413
REO rental operation	3,244	24,733	31,658
CRE consulting operation	6,889	12,444	11,479
	10,133	95,240	206,550
Operating earnings (loss) before income taxes
Field Asset Services	$-	$(3,623)	$(5,072)
REO rental operation	(2,580)	(2,315)	3,085
CRE consulting operation	926	1,459	1,098
	(1,654)	(4,479)	(889)
Recovery of income taxes	(756)	(3,579)	(429)
Net operating loss from discontinued operations	(898)	(900)	(460)

Net gain (loss) on disposal	2,756	(4,058)	-
Non-controlling interest share of earnings	(321)	(225)	(211)
Net earnings (loss) attributable to common shareholders from discontinued operations	$1,537	$(5,183)	$(671)

Net earnings (loss) per share from discontinued operations
Basic	$0.04	$(0.16)	$(0.02)
Diluted	0.04	(0.16)	(0.02)

Balance Sheet [Member]
Note 4 - Discontinued Operations (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	2014	2013

Current assets
REO rental operation	$-	$12,531
CRE consulting operation	-	5,004
	-	17,535
Non-current assets
REO rental operation	-	1,259
CRE consulting operation	-	2,827
	-	4,086
Total assets	$-	$21,621

Current liabilities
REO rental operation	$-	$4,206
CRE consulting operation	-	1,861
	-	6,067
Non-current liabilities
REO rental operation	-	290
CRE consulting operation	-	501
	-	791
Total liabilities	$-	$6,858